Interest-Bearing Loans and Borrowings - Summary of Facilities, Related Cancellations and Drawdowns (Detail) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2017	Oct. 06, 2016	Jan. 24, 2011
Disclosure of detailed information about borrowings [line items]
Original Amount	$ 75.0		$ 0.5
Cancellation	(57.0)
Drawdown	(18.0)
Repayment	10.0
April 2017 Repayment [Member]
Disclosure of detailed information about borrowings [line items]
Repayment	6.0
June 2017 Repayment [Member]
Disclosure of detailed information about borrowings [line items]
Repayment	$ 2.0
Term Facility A [Member]
Disclosure of detailed information about borrowings [line items]
Term	3 years
Applicable Margin	LIBOR + 110
Original Amount	$ 25.0
Cancellation	$ (25.0)
Term Facility B [Member]
Disclosure of detailed information about borrowings [line items]
Term	5 years
Applicable Margin	LIBOR + 125
Original Amount	$ 10.0
Cancellation	(2.0)
Drawdown	(8.0)	$ 8.0
Term Facility B [Member] | April 2017 Repayment [Member]
Disclosure of detailed information about borrowings [line items]
Repayment	6.0
Term Facility B [Member] | June 2017 Repayment [Member]
Disclosure of detailed information about borrowings [line items]
Repayment	$ 2.0
Disposal Bridge Facility [Member]
Disclosure of detailed information about borrowings [line items]
Term	1 year
Applicable Margin	LIBOR + 100
Original Amount	$ 10.0
Drawdown	(10.0)	$ 10.0
Repayment	$ 10.0
USD Cash DCM Bridge Facility A [Member]
Disclosure of detailed information about borrowings [line items]
Term	1 year
Applicable Margin	LIBOR + 100
Original Amount	$ 15.0
Cancellation	$ (15.0)
USD Cash DCM Bridge Facility B [Member]
Disclosure of detailed information about borrowings [line items]
Term	2 years
Applicable Margin	LIBOR + 100
Original Amount	$ 15.0
Cancellation	$ (15.0)